CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (25,857)	$ (12,662)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	694	587
Bad debt expense	51	31
Share-based compensation	7,192	3,735
Exchange rate differences on cash, cash equivalents and restricted cash	127	(262)
Other	2	7
Change in operating assets and liability items:
Accounts receivable	5,418	1,560
Prepaid expenses and other current assets	(3,349)	468
Deferred costs	230	424
Deferred taxes and other non-current assets	137	(1,522)
Trade payables	(129)	1,556
Employee and payroll accrued expenses	(534)	(521)
Other accounts payable and non-current liabilities	60	(2,233)
Operating lease	(242)	1,860
Deferred revenues	4,988	8,507
Net cash provided by (used in) operating activities	(11,212)	1,535
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(1,598)	(1,584)
Investment in marketable securities	(10,638)
Other investing activities		(21)
Net cash used in investing activities	(12,236)	(1,605)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriters' discounts		115,292
Payments of offering costs related to initial public offering		(2,322)
Proceeds from exercise of stock options	954	201
Changes in withholding tax related to employee stock plans	(1,227)
Payment of long-term loan		(222)
Net cash provided by (used in) financing activities	(273)	112,949
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(127)	262
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(23,848)	113,141
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	121,729	17,598
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	97,881	130,739
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Property and equipment purchased but not yet paid		278
Unpaid offering costs		$ 382